Right-of-Use Assets — Operating Leases (Tables)	12 Months Ended
Mar. 31, 2024
Right-of-Use Assets — Operating Leases [Abstract]
Schedule of Right-of-Use Assets on Operating Lease	Amounts relating to right-of-use assets on operating lease held by us and the associated accumulated amortization are summarized as follows:
	As of March 31,
	2023	2024	2024
	S$	S$	US$
Leasehold properties	3,259,151	5,937,734	4,406,482
Less: Accumulated amortization	(678,729)	(1,415,210)	(1,050,249)
Right-of-use assets – operating leases	2,580,422	4,522,524	3,356,233